Document and Entity Information Document	Feb. 16, 2022
Document And Entity Information [Abstract]
Entity Registrant Name	American Water Works Company, Inc.
Title of 12(b) Security	Common stock, par value $0.01 per share
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Feb. 16, 2022
Entity File Number	001-34028
Entity Address, Address Line One	1 Water Street
Entity Address, City or Town	Camden
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08102-1658
City Area Code	856
Local Phone Number	955-4001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	51-0063696
Trading Symbol	AWK
Security Exchange Name	NYSE
Entity Central Index Key	0001410636
Amendment Flag	false